Convertible Note Payable (Details)									1 Months Ended	3 Months Ended				12 Months Ended
	Mar. 31, 2025 USD ($) shares	Dec. 15, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 05, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) $ / shares shares	Oct. 09, 2023 USD ($) $ / shares shares	Jul. 06, 2023 USD ($) $ / shares shares	May 23, 2023 USD ($) $ / shares shares	Oct. 28, 2024 shares	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 18, 2024 shares
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares								5,000
Purchase of warrants (in Shares) | shares						2,917		9,000
Original issue discount	$ 5,800,000										$ 5,800,000	$ 5,800,000		$ 5,800,000	$ 5,800,000
Warrant exercise price (in Dollars per share) | $ / shares					$ 30	$ 27
Fair value of warrants										$ 114,360	114,360	$ (31,212)	$ (31,212)	$ (374,365)	(188,374)
Conversion price per share (in Dollars per share) | $ / shares							$ 22.5							$ 0.0001
Common stock shares outstanding (in Shares) | shares					7,000
Amortization of debt discount											283,755		242,389	$ 1,291,814	437,453
Interest expense related to convertible note payable											$ 81,956		$ 71,715	325,486	$ 167,058
Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares	222					12,834	222	9,000			222
Warrant exercise price (in Dollars per share) | $ / shares				$ 26,800		$ 37.5	$ 67.5
Fair value warrants (in Shares) | shares	9,450							8,333			9,450				9,000
Fair value of warrants	$ 237				$ 9,450	$ 7,560	$ 3,000	$ 9,000			$ 31,212			$ 2,880	$ 14,805
Warrant exercise price (in Dollars per share) | $ / shares					$ 30	$ 37.5	$ 67.5	$ 67.5
First Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				66,667
Warrant exercise price (in Dollars per share) | $ / shares				$ 9.75
Second Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				80,000
Warrant exercise price (in Dollars per share) | $ / shares				$ 7.5
Pre Funded Warrants [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares		$ 0.01
Fair value warrants (in Shares) | shares	150,000										150,000	150,000		150,000
May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount								$ 1,500,000
Issuance of common stock (in Shares) | shares								5,000
Common stock per share (in Dollars per share) | $ / shares								$ 67.5
Floor price (in Dollars per share) | $ / shares								$ 22.5
Purchase price payment								$ 1,425,000
Original issue discount								75,000
Debt issuance costs												$ 175,162		$ 175,162
Debt discount												$ 349,654		$ 349,654
May 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Fair value warrants (in Shares) | shares												667		667
Fair value of warrants								$ 9,000
Warrant exercise price (in Dollars per share) | $ / shares								$ 67.5
July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount							$ 500,000
Debt issuance costs							$ 74,204
Fair value warrants (in Shares) | shares							5,122
Debt discount												$ 89,191		$ 89,191
Percentage promissory notes							13.00%
Price per share (in Dollars per share) | $ / shares							$ 67.5
Conversion price per share (in Dollars per share) | $ / shares							$ 67.5
July 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares							1,667
Fair value warrants (in Shares) | shares							222
Fair value of warrants							$ 3,000
Warrant exercise price (in Dollars per share) | $ / shares							$ 67.5
July 2023 Convertible Note [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Purchase warrant (in Shares) | shares							2,778
July 2023 Convertible Note [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Purchase warrant (in Shares) | shares							2,344
October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount						$ 700,000
Issuance of common stock (in Shares) | shares						4,666
Common stock per share (in Dollars per share) | $ / shares						$ 22.5
Debt issuance costs						$ 95,349
Fair value of warrants						$ 7,560
Warrant exercise price (in Dollars per share) | $ / shares						$ 37.5
Debt discount												128,748		128,748
Percentage promissory notes						13.00%
October 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares						2,333
Fair value warrants (in Shares) | shares						560
October 2023 Convertible Note [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares						3,500
Warrant exercise price (in Dollars per share) | $ / shares						$ 37.5
October 2023 Convertible Note [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares						2,917
Warrant exercise price (in Dollars per share) | $ / shares						$ 27
March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount					$ 700,000
Issuance of common stock (in Shares) | shares					7,000
Common stock per share (in Dollars per share) | $ / shares					$ 15
Debt issuance costs					$ 74,379
Fair value warrants (in Shares) | shares					700
Debt discount					$ 35,000
Percentage promissory notes					13.00%
Purchase warrant (in Shares) | shares					8,077
Trading price (in Dollars per share) | $ / shares					$ 15
Purchase price					$ 665,000
March 2024 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Fair value warrants (in Shares) | shares					16,827
Fair value of warrants					$ 9,450
Warrant exercise price (in Dollars per share) | $ / shares					$ 30
March 2024 Convertible Note [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares					$ 30
Purchase warrant (in Shares) | shares					8,750
March 2024 Convertible Note [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares					$ 19.5
June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount			$ 2,845,000	$ 2,845,000
Issuance of common stock (in Shares) | shares				26,800
Purchase of warrants (in Shares) | shares				146,667
Common stock per share (in Dollars per share) | $ / shares				$ 11.25
Purchase price payment			2,702,750	$ 2,702,750
Warrant exercise price (in Dollars per share) | $ / shares				$ 7.5
Debt issuance costs	$ 224,221										$ 224,221	224,221		224,221
Warrant exercise price (in Dollars per share) | $ / shares		$ 0.01
Debt discount	838,990		$ 142,250	$ 142,250							838,990	838,990		838,990
Percentage promissory notes				13.00%
Conversion price increase (in Dollars per share) | $ / shares				$ 11.25
Conversion price decrease (in Dollars per share) | $ / shares				$ 11.25
Proceeds from convertible debt	$ 881,210										881,210	$ 881,210		881,210
Finder’s fee											$ 40,000			120,000
Lender's costs related to financing														$ 40,000
June 2024 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				72,000
Warrant exercise price (in Dollars per share) | $ / shares				$ 9.75
Fair value warrants (in Shares) | shares	5,333			80,000							5,333	5,333		5,333
Fair value of warrants								$ 72,000
Warrant exercise price (in Dollars per share) | $ / shares								$ 9.75
June 2024 Convertible Note [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares				$ 9.75
Purchase warrant (in Shares) | shares				66,667
June 2024 Convertible Note [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares				26,800
Warrant exercise price (in Dollars per share) | $ / shares				$ 7.5
Purchase warrant (in Shares) | shares				80,000
Waiver Fee [Member]
Convertible Note Payable [Line Items]
Fee amount		$ 838,794
Other Trading [Member]
Convertible Note Payable [Line Items]
Common stock per share (in Dollars per share) | $ / shares				$ 11.25				$ 67.5
Trading price (in Dollars per share) | $ / shares						$ 22.5
Senior Secured Promissory Notes [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Percentage of secured promissory notes				13.00%				13.00%
Aggregate principal amount								$ 1,500,000
Senior Secured Promissory Notes [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount				$ 2,845,000
Measurement Input, Share Price [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input								29.4
Measurement Input, Share Price [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input							21.3
Measurement Input, Share Price [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						11.55
Measurement Input, Share Price [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				10.39
Measurement Input, Price Volatility [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input								88.8
Measurement Input, Price Volatility [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input							88.52
Measurement Input, Price Volatility [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						89.7
Measurement Input, Price Volatility [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				85.72
Measurement Input, Risk Free Interest Rate [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input								3.76
Measurement Input, Risk Free Interest Rate [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input							4.37
Measurement Input, Risk Free Interest Rate [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						4.75
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				4.31
Measurement Input, Expected Dividend Rate [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input								0
Measurement Input, Expected Term [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input								5
Measurement Input, Expected Term [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input							5
Measurement Input, Expected Term [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						5
Measurement Input, Expected Term [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				5
Measurement Input, Discount Rate [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input							0
Measurement Input, Discount Rate [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						0
Measurement Input, Discount Rate [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				0
Common Stock [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares									206,033				7,000	33,800	11,333
Purchase of warrants (in Shares) | shares																6,278
Common Stock [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares		150,000
Common Stock [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares							$ 67.5
Common Stock [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares							$ 48
Mast Hill Fund, L.P. [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				146,667				15,366
Mast Hill Fund, L.P. [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares								8,333
Warrant exercise price (in Dollars per share) | $ / shares								$ 67.5
Mast Hill Fund, L.P. [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares								7,033
Warrant exercise price (in Dollars per share) | $ / shares								$ 48
FirstFire [Member]
Convertible Note Payable [Line Items]
Purchase price payment							$ 475,000
Fair value warrants (in Shares) | shares							3,000
Debt discount							$ 25,000
FirstFire [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase price payment						$ 332,500
Fair value warrants (in Shares) | shares	560										560	222		222
Fair value of warrants											$ 866			$ 94
FirstFire [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Original issue discount							$ 500,000
FirstFire [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount						350,000
Debt discount						$ 17,500
FirstFire [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares						3,500
FirstFire [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Payments for previously issued notes											120,000			454,673
Mast Hill [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares						2,333
Mast Hill [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Fair value warrants (in Shares) | shares				152,000
Mast Hill [Member] | Pre Funded Warrants [Member]
Convertible Note Payable [Line Items]
Fair value warrants (in Shares) | shares		150,000
Mast Hill [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Debt discount						$ 17,500
Mast Hill [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount						350,000
Purchase price payment						$ 332,500
Mast Hill [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Debt discount												$ 97,374		97,374
Mast Hill [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Payments for previously issued notes											$ 1,661,540			$ 1,206,867
Mast Hill [Member] | Waiver Fee [Member]
Convertible Note Payable [Line Items]
Fee amount		$ 150,000
Mast Hill [Member] | Measurement Input, Share Price [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					6
Mast Hill [Member] | Measurement Input, Price Volatility [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					85.24
Mast Hill [Member] | Measurement Input, Risk Free Interest Rate [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					4.07
Mast Hill [Member] | Measurement Input, Expected Term [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					5
Mast Hill [Member] | Measurement Input, Discount Rate [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					0
Common Stock [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares							1,667